RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
RIGHT OF USE ASSETS
Schedule of nature and movements of Right of use assets

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2023	Increases	adjustments	Decreases	December 31, 2024
Leases rights of use
- Sites	781,102	189,629	(39,286)	(832)	930,613
- Real estate and others	184,892	40,185	(8,113)	(3,837)	213,127
- Poles	121,981	33,306	(4,177)	(5)	151,105
Indefeasible right of use	31,232	—	(1,633)	—	29,599
Asset Retirement Obligation	112,488	26,303	(712)	(29,910)	108,169
Total	1,231,695	289,423	(53,921)	(34,584)	1,432,613

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2023	Amortization	adjustments	Decreases	2024	2024
Leases rights of use
- Sites	(415,459)	(142,250)	23,398	(43)	(534,354)	396,259
- Real estate and others	(128,596)	(38,158)	5,501	3,768	(157,485)	55,642
- Poles	(83,109)	(29,211)	3,032	5	(109,283)	41,822
Indefeasible right of use	(19,272)	(2,442)	1,301	—	(20,413)	9,186
Asset Retirement Obligation	(12,387)	(29,624)	712	29,463	(11,836)	96,333
Total	(658,823)	(241,685)	33,944	33,193	(833,371)	599,242

	Gross value as of
	December 31,		Currency translation		Gross value as of
	2022	Increases	adjustments	Decreases	December 31, 2023
Leases rights of use
- Sites	623,677	130,797	27,842	(1,214)	781,102
- Real estate and others	156,251	22,806	7,524	(1,689)	184,892
- Poles	81,822	37,213	3,009	(63)	121,981
Indefeasible right of use	30,057	—	1,175	—	31,232
Asset Retirement Obligation	82,038	36,586	618	(6,754)	112,488
Total	973,845	227,402	40,168	(9,720)	1,231,695

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as	value as of
	December 31,		translation		of December 31,	December 31,
	2022	Amortization	adjustments	Decreases	2023	2023
Leases rights of use
- Sites	(281,343)	(118,597)	(16,539)	1,020	(415,459)	365,643
- Real estate and others	(92,029)	(34,230)	(3,891)	1,554	(128,596)	56,296
- Poles	(56,118)	(24,829)	(2,183)	21	(83,109)	38,872
Indefeasible right of use	(15,795)	(2,539)	(938)	—	(19,272)	11,960
Asset Retirement Obligation	(8,056)	(10,255)	(618)	6,542	(12,387)	100,101
Total	(453,341)	(190,450)	(24,169)	9,137	(658,823)	572,872